April 30, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: CG Variable Annuity Account II-Group Variable Annuities for Retirement Plans
    (1933 Act Registration No. 2-32094)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Connecticut General Life Insurance Company, on behalf of its above-captioned separate account (the "Account"), hereby certifies that:

     (1) the form of prospectus that would have been filed pursuant to Rule 497
(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 40 to the Account's Registration Statement on Form N-4, constituting the most recent amendment to the Account's Registration Statement on Form N-4; and

     (2) the text of Post-Effective Amendment No. 40 to the Account's Registration Statement on Form N-4 was filed electronically via EDGAR with the Securities and Exchange Commission on April 24, 1997.

Sincerely,

CONNECTICUT GENERAL LIFE INSURANCE COMPANY
On behalf of CG Variable Annuity Account II-
Group Variable Annuities for Retirement Plans

By:  /s/ Maria A. Hagan
     ------------------
     Maria A. Hagan
     Its: Assistant Vice President